Related Party Transactions (Details)		3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 18, 2020 shares	Sep. 30, 2021 USD ($) director	Sep. 30, 2020 USD ($)	Mar. 31, 2020 shares	Sep. 30, 2021 USD ($) director $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) director $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Due to (from) related parties							$ 0	$ 0
Common shares contribution to Lemonade Foundation					$ 0	$ 12,200,000	$ 12,200,000	0	$ 0
Common Stock
Related Party Transaction [Line Items]
Contribution to the Lemonade Foundation (shares) | shares				500,000			500,000
Principal Owner [Member] | Travel Expense [Member]
Related Party Transaction [Line Items]
Expenses with related parties		$ 100,000	$ 100,000		$ 100,000	100,000	$ 100,000	300,000	200,000
Affiliated Entity [Member] | Lemonade Foundation [Member]
Related Party Transaction [Line Items]
Number of shared directors | director		2			2		2
Contribution to the Lemonade Foundation (shares) | shares	500,000				500,000		500,000
Contribution of common stock to related party, fair value (usd per share) | $ / shares					$ 24.36		$ 24.36
Common shares contribution to Lemonade Foundation							$ 12,200,000
Due from related party							100,000
Affiliated Entity [Member] | Rent Expense [Member]
Related Party Transaction [Line Items]
Expenses with related parties		$ 100,000	$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000